UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22147

POWERSHARES INDIA EXCHANGE-TRADED FUND TRUST

(Exact name of registrant as specified in charter)

3500 Lacey Road, Downers Grove, IL 60515

(Address of principal executive offices) (Zip code)

Andrew Schlossberg

President

3500 Lacey Road

Downers Grove, IL 60515

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-983-0903

Date of fiscal year end: October 31

Date of reporting period: July 31, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. CONSOLIDATED SCHEDULE OF INVESTMENTS.

The consolidated schedule of investments as of July 31, 2015 is set forth below.

PowerShares India Portfolio (PIN)

July 31, 2015 (Unaudited)

Consolidated Schedule of Investments(a)

Number of Shares		Value
	Common Stocks - 99.8%
	India - 99.8%
	Consumer Discretionary - 4.5%
252,228	Bharat Forge, Ltd.	$4,515,409
21,301	Bosch, Ltd. (b)	8,195,634
309,673	Mahindra & Mahindra, Ltd.	6,585,807
1,150,088	Tata Motors, Ltd. (b)	6,885,117

		26,181,967

	Consumer Staples - 7.4%
2,046,684	Hindustan Unilever, Ltd.	29,419,514
33,701	Nestlé India, Ltd.	3,341,497
33,528	Procter & Gamble Hygiene & Health Care, Ltd.	3,328,814
132,056	United Spirits, Ltd. (b)	7,632,050

		43,721,875

	Energy - 23.3%
3,822,104	Coal India, Ltd.	26,171,894
2,507,693	Indian Oil Corp., Ltd.	16,870,302
6,753,830	Oil & Natural Gas Corp., Ltd.	28,724,597
4,187,328	Reliance Industries, Ltd.	65,427,204

		137,193,997

	Financial Services - 10.6%
97,164	CRISIL, Ltd.	3,093,363
1,539,192	Housing Development Finance Corp.	32,177,025
1,816,174	ICICI Bank, Ltd.	8,565,603
425,637	Indiabulls Housing Finance, Ltd.	4,900,406
638,551	Rural Electrification Corp., Ltd.	2,698,880
134,235	Shriram City Union Finance, Ltd.	3,663,617
1,664,517	State Bank of India	7,010,534

		62,109,428

	Health Care - 12.3%
511,682	Aurobindo Pharma, Ltd.	6,064,224
169,814	Cadila Healthcare, Ltd.	4,997,232
537,625	Cipla, Ltd.	5,945,317
73,871	Dr. Reddy’s Laboratories, Ltd.	4,696,102
89,836	GlaxoSmithKline Pharmaceuticals, Ltd.	4,935,094
294,932	Lupin, Ltd.	7,804,510
2,967,046	Sun Pharmaceutical Industries, Ltd.	38,056,256

		72,498,735

	Industrials - 6.0%
195,495	ABB India, Ltd.	4,227,713
79,122	Bharat Electronics, Ltd.	4,917,684
1,675,258	Crompton Greaves, Ltd.	4,799,650
33,146	Eicher Motors, Ltd.	9,858,885
138,216	Larsen & Toubro, Ltd.	3,861,297
329,856	Siemens, Ltd.	7,486,532

		35,151,761

Number of Shares		Value
	India (Continued)
	Information Technology - 19.6%
735,284	HCL Technologies, Ltd.	$11,447,565
3,720,176	Infosys, Ltd.	62,491,080
198,155	Mindtree, Ltd.	3,954,712
526,879	Tata Consultancy Services, Ltd.	20,631,606
435,659	Tech Mahindra, Ltd.	3,605,906
1,484,869	Wipro, Ltd.	13,196,762

		115,327,631

	Materials - 7.7%
506,329	Asian Paints, Ltd.	6,971,300
4,382,085	Hindustan Zinc, Ltd.	10,733,402
360,644	JSW Steel, Ltd.	4,676,636
2,969,286	NMDC, Ltd.	4,718,945
18,756	Shree Cement, Ltd.	3,340,999
3,520,326	Steel Authority of India, Ltd.	3,085,588
545,872	UPL, Ltd.	4,560,696
3,635,321	Vedanta, Ltd.	7,384,807

		45,472,373

	Telecommunication Services - 6.6%
3,553,788	Bharti Airtel, Ltd.	23,212,230
579,029	Bharti Infratel, Ltd. (b)	4,042,571
4,292,865	Idea Cellular, Ltd.	11,606,192

		38,860,993

	Utilities - 1.8%
5,121,182	NTPC, Ltd.	10,786,573

	Total Common Stocks
	(Cost $432,696,353)	587,305,333

Principal
	Short-Term Instruments - 0.6%
	Time Deposits - 0.6%
$ 3,481,869	JPMorgan Chase & Co.
	0.03%, 8/03/15
	(Cost $3,481,869)	3,481,869

	Total Investments-100.4%
	(Cost $436,178,222) (c)	590,787,202

	Other assets less liabilities-(0.4)%	(2,213,880)

	Net Assets-100.0%	$588,573,322

Footnotes to the Consolidated Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classifications Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	At July 31, 2015, the cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $494,927,532. The net unrealized appreciation was $95,859,670 which consisted of aggregate gross unrealized appreciation of $200,686,646 and aggregate gross unrealized depreciation of $104,826,976.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Additional Valuation Information

Generally Accepted Accounting Principles (GAAP) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when the market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 – Prices are determined using unadjusted quoted prices in an active market for identical assets.

Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risks, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of July 31, 2015, the securities were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of risk of liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have evaluated the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR 270.30a-3(c))) within 90 days of filing date of this report and have concluded that these controls and procedures are effective.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

A separate certification for the President and Treasurer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: PowerShares India Exchange-Traded Fund Trust

By:	/s/ Andrew Schlossberg
Andrew Schlossberg
President

Date: September 25, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in capacities and on dates indicated.

By:	/s/ Andrew Schlossberg
Andrew Schlossberg
President

Date: September 25, 2015

By:	/s/ Steven Hill
Steven Hill
Treasurer

Date: September 25, 2015